Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net, consists of the following:

	As of December 31	As of December 31
	2025	2024
	USD	USD

Accounts receivable	5,897,665	9,611,788
Less: allowance for credit loss	(208,127)	(491,245)
Accounts receivable, net	5,689,538	9,120,543